K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 22, 2020

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 371

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 371 to the Trust’s currently effective Registration Statement on Form N-1A relating to the A Class, C Class, Y Class, and R6 Class shares of beneficial interest in the American Beacon NIS Core Plus Bond Fund (the “Fund”), a new series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purpose of this filing is to add the Fund as a new series of the Trust. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust elects that this filing become effective on September 5, 2020, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,
/s/ Kathy K. Ingber
Kathy K. Ingber

 Attachments

cc:  Rosemary Behan

American Beacon Advisors, Inc.